Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Stock Option Activity and Related Information

	Year ended December 31
	2020		2019
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	89,178	$10.41	287,996	$25.34
Granted	917,490	0.56	—	—
Forfeited	(44,714)	12.06	(198,818)	32.04

Outstanding, end of year	961,954	$0.94	89,178	$10.41

Exercisable, end of year	44,464	$8.74	77,066	$10.67

Summary of Fair Value and Weighted Average Assumptions of the Options Granted	The fair value and weighted average assumptions of the options granted during the year were as follows:

	Year ended December 31
	2020	2019
Average fair value of options granted (per option)	$0.29	$—
Expected volatility	83.6%	—
Expected life of options (years)	3.25	—
Expected forfeiture rate	0.6%	—

Summary of Share-Based Compensation	Share-based compensation consisted of the following:

	Year ended December 31
	2020	2019
RSU grants	$2.0	$4.5
DSU plan	1.2	0.1
PSU grants	0.1	—
Options	0.1	—

Share-based compensation	$3.4	$4.6

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
RSUs (number of shares equivalent)	2020	2019
Outstanding, beginning of year	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(510,738)	(574,706)
Forfeited	(52,972)	(532,134)

Outstanding, end of year	2,355,408	1,100,278

Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method
The fair value and weighted average assumptions of the RSUs granted during the year were as follows:

	Year ended December 31
	2020	2019
Average fair value of units granted (per unit)	$0.55	$2.77
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	0.6%	1.0%

PSU Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2020	2019
Outstanding, beginning of year	92,424	163,129
Granted	376,310	144,211
Vested	(10,716)	(22,929)
Forfeited	(4,173)	(191,987)

Outstanding, end of year	453,845	92,424